Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans

NOTE 12—RETIREMENT PLANS

The Corporation sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $190 in 2012 and $168 in 2011.

The Corporation also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1/2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Corporation amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006.

Information about the pension plan is as follows.

	2012	2011
Change in benefit obligation:
Beginning benefit obligation	$16,934	$15,008
Service cost	939	846
Interest cost	915	798
Actuarial (gain)/loss	3,474	1,244
Benefits paid	(658)	(962)

Ending benefit obligation	21,604	16,934
Change in plan assets, at fair value:
Beginning plan assets	11,445	11,206
Actual return	1,181	71
Employer contribution	1,510	1,152
Benefits paid	(658)	(962)
Administrative expenses	(37)	(22)

Ending plan assets	13,441	11,445

Funded status at end of year	$(8,163)	$(5,489)

Amounts recognized in accumulated other comprehensive income at December 31, consist of:

	2012	2011
Unrecognized actuarial loss (net of tax, of $3,862 in 2012 and $2,900 in 2011)	$7,496	$5,629

The accumulated benefit obligation for the defined benefit pension plan was $17,379 at December 31, 2012 and $13,684 at December 31, 2011.

The components of net periodic pension expense were as follows.

	2012	2011
Service cost	$939	$846
Interest cost	915	798
Expected return on plan assets	(858)	(828)
Net amortization and deferral	359	342

Net periodic benefit cost	1,355	1,158

Net loss (gain) recognized in other comprehensive income	2,829	1,962
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$4,184	$3,120

The estimated net loss and prior service costs for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $520.

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	2012	2011
Discount rate on benefit obligation	3.72%	4.60%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The weighted average assumptions used to determine net periodic pension cost were as follows.

	2012	2011
Discount rate on benefit obligation	4.60%	5.04%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The Corporation uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation.

The Corporation’s pension plan asset allocation at year-end 2011, and 2012 and target allocation for 2013 by asset category are as follows.

		Percentage of Plan
	Target	Assets
	Allocation	at Year-end
Asset Category	2013	2012	2011
Equity securities	20-50%	45.5%	45.9%
Debt securities	30-60	53.9	52.5
Money market funds	20-30	0.6	1.6

Total		100.0%	100.0%

The Corporation developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in five diversified investment funds, which include three equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Corporation. The expected long-term rate of return on the plan assets was 7.00% in 2012 and 2011. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

The Corporation expects to contribute $2,000 to its pension plan in 2013. Employer contributions totaled $1,510 in 2012. The increase in the benefit obligation was partially offset by the contributions and the increase in plan assets. This led to a change in funded status from $(5,489) to $(8,163).

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$76	$—	$—	$76
Commodity mutual funds	23	—	—	23
Bond Mutual funds	7,244	—	—	7,244
Equity market funds:
International	836	—	—	836
Large cap	4,388	—	—	4,388
Mid cap	177	—	—	177
Small cap	697	—	—	697

Total assets at fair value	$13,441	$—	$—	$13,441

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$226	$—	$—	$226
Commodity mutual funds	23	—	—	23
Bond Mutual funds	6,091	—	—	6,091
Equity market funds:
International	677	—	—	677
Large cap	3,651	—	—	3,651
Mid cap	163	—	—	163
Small cap	614	—	—	614

Total assets at fair value	$11,445	$—	$—	$11,445

Investment in equity securities, debt securities, and money market funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows.

2013	$236
2014	386
2015	497
2016	630
2017	845
2018 through 2022	6,030

Total	$8,624

Supplemental Retirement Plan

Citizens established a supplemental retirement plan (“SERP”) which covers key members of management in 2012. Participants will receive annually a percentage of their base compensations at the time of their retirement for a maximum of ten years. The liability recorded at December 31, 2012, was $700,447, compared to $331,239 at December 31, 2011. The expense related to the plan was $369,208 for 2012 and $331,239 for 2011. No distributions to participants were made in either 2012 or 2011.